Schedule of Available of Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Fair Value	$ 7,631
Short-Term Investments	7,631	$ 7,137
Fair Value		7,137
Mutual Funds[Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Fair Value	7,631
Short-Term Investments	$ 7,631	7,137
Fair Value		$ 7,137